Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Loss per share [Abstract]
Loss attributable to shareholders	$ (10,379)	$ (7,729)	$ (18,045)	$ (18,666)
Weighted average number of shares in issue (in shares)	52,028,145	52,020,849	52,028,145	52,020,849
Basic loss per share (in dollars per share)	$ (0.2)	$ (0.15)	$ (0.35)	$ (0.36)
Diluted loss per share (in dollars per share)	$ (0.2)	$ (0.15)	$ (0.35)	$ (0.36)